Schedule of Goodwill (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of the year	$ 812,012
Acquisitions	138,560
Goodwill, end of the year	$ 950,572